Balance Sheet Components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, net:
Accounts receivable	$ 123,961	$ 99,105
Allowance for doubtful accounts:
Balance at beginning of year	(9,262)	(8,791)
Additional provision charged to expenses	(2,530)	(1,239)	(5,269)
Write-off	300	768
Balance at end of year	(11,492)	(9,262)	(8,791)
Accounts receivable, net	112,469	89,843
Prepaid expenses and other current assets:
Content fees	9,325	5,057
Rental and other deposits	8,124	5,521
Prepayments for investments	15,053	21,978
Others	9,464	3,425
Prepaid expenses and other current assets	41,966	35,981
Property and equipment
Property and equipment, gross	171,140	108,110
Less: Accumulated depreciation	(96,629)	(74,821)
Property and equipment, net	74,511	33,289	23,022
Accrued liabilities:
Sales rebates	30,508	18,744
Content fees	26,672	17,430
Accrued compensation and benefits	13,443	11,887
Marketing expenses	19,250	11,232
Employee payroll withholding tax	3,342	3,196
Advertisement production cost	7,625	7,269
Business taxes payable	10,367	8,044
Sales commission	5,030	4,676
Professional fees	3,345	3,083
Internet connection costs	6,728	3,479
Others	14,166	7,152
Total Accrued liabilities	140,476	96,192
Computers and equipment
Property and equipment
Property and equipment, gross	154,674	95,170
Leasehold improvements
Property and equipment
Property and equipment, gross	8,436	6,199
Furniture and fixtures
Property and equipment
Property and equipment, gross	7,270	5,155
Other
Property and equipment
Property and equipment, gross	$ 760	$ 1,586